Quarterly Holdings Report
for
Fidelity® Equity Dividend Income Fund
August 31, 2021
EII-NPRT3-1021
1.805774.117
Common Stocks - 97.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 2.9%
Deutsche Telekom AG	1,443,200	30,687
Verizon Communications, Inc.	2,603,000	143,165
		173,852
Entertainment - 1.0%
Cinemark Holdings, Inc. (a)(b)	1,078,000	19,221
The Walt Disney Co. (a)	237,400	43,041
		62,262
Media - 2.6%
Cogeco Communications, Inc.	369,300	33,958
Comcast Corp. Class A	506,000	30,704
Interpublic Group of Companies, Inc.	978,500	36,430
Omnicom Group, Inc.	755,900	55,347
		156,439
TOTAL COMMUNICATION SERVICES		392,553
CONSUMER DISCRETIONARY - 4.4%
Household Durables - 0.7%
Whirlpool Corp. (b)	205,900	45,613
Internet & Direct Marketing Retail - 1.7%
eBay, Inc.	1,306,200	100,238
Multiline Retail - 0.7%
Kohl's Corp.	485,900	27,891
Nordstrom, Inc. (a)(b)	532,000	15,221
		43,112
Specialty Retail - 0.8%
Lowe's Companies, Inc.	229,900	46,874
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp. (a)	56,800	5,952
Tapestry, Inc.	620,100	25,002
		30,954
TOTAL CONSUMER DISCRETIONARY		266,791
CONSUMER STAPLES - 10.8%
Beverages - 1.8%
Keurig Dr. Pepper, Inc.	855,400	30,512
The Coca-Cola Co.	1,393,400	78,462
		108,974
Household Products - 2.8%
Kimberly-Clark Corp.	337,900	46,566
Procter & Gamble Co.	604,600	86,089
Reynolds Consumer Products, Inc.	1,184,300	33,492
		166,147
Personal Products - 2.3%
Unilever PLC sponsored ADR	2,521,400	140,392
Tobacco - 3.9%
Altria Group, Inc.	1,148,700	57,699
British American Tobacco PLC sponsored ADR	705,800	26,602
Imperial Brands PLC	1,295,137	27,448
Philip Morris International, Inc.	1,233,200	127,020
		238,769
TOTAL CONSUMER STAPLES		654,282
ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
BP PLC sponsored ADR	2,128,700	52,068
Enterprise Products Partners LP	2,215,800	49,324
Exxon Mobil Corp.	731,300	39,870
Parkland Corp.	720,500	21,512
Royal Dutch Shell PLC Class A sponsored ADR (b)	1,336,800	53,151
Suncor Energy, Inc.	1,015,500	18,963
		234,888
FINANCIALS - 16.1%
Banks - 6.3%
Citigroup, Inc.	556,100	39,989
Huntington Bancshares, Inc.	3,107,100	48,253
M&T Bank Corp.	615,300	86,148
PNC Financial Services Group, Inc.	355,500	67,936
Wells Fargo & Co.	3,007,208	137,429
		379,755
Capital Markets - 2.9%
Bank of New York Mellon Corp.	1,305,200	72,073
State Street Corp.	1,128,200	104,821
		176,894
Consumer Finance - 0.4%
Capital One Financial Corp.	148,000	24,564
Insurance - 6.5%
Assurant, Inc.	187,500	31,896
AXA SA	1,431,400	40,213
Chubb Ltd.	395,179	72,681
Fairfax Financial Holdings Ltd. (sub. vtg.)	67,700	29,967
First American Financial Corp.	1,064,600	75,086
Old Republic International Corp.	2,124,700	55,242
The Travelers Companies, Inc.	555,900	88,783
		393,868
TOTAL FINANCIALS		975,081
HEALTH CARE - 18.3%
Biotechnology - 1.8%
AbbVie, Inc.	890,800	107,591
Health Care Providers & Services - 6.3%
AmerisourceBergen Corp.	415,500	50,778
Anthem, Inc.	161,700	60,659
Cigna Corp.	371,400	78,607
CVS Health Corp.	787,226	68,008
McKesson Corp.	215,800	44,053
Premier, Inc.	875,700	32,559
UnitedHealth Group, Inc.	110,000	45,790
		380,454
Pharmaceuticals - 10.2%
Bristol-Myers Squibb Co.	2,866,400	191,649
Johnson & Johnson	615,266	106,521
Merck & Co., Inc.	1,514,900	115,572
Organon & Co.	1,019,170	34,540
Roche Holding AG (participation certificate)	88,907	35,701
Royalty Pharma PLC	817,100	31,581
Sanofi SA sponsored ADR	1,982,500	102,654
		618,218
TOTAL HEALTH CARE		1,106,263
INDUSTRIALS - 13.1%
Aerospace & Defense - 4.4%
General Dynamics Corp.	549,200	110,010
L3Harris Technologies, Inc.	153,400	35,744
Northrop Grumman Corp.	98,500	36,218
Raytheon Technologies Corp.	975,430	82,677
		264,649
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	141,100	27,603
Building Products - 0.6%
Owens Corning	358,900	34,293
Electrical Equipment - 0.5%
Regal Beloit Corp.	225,200	33,649
Industrial Conglomerates - 2.8%
3M Co.	283,600	55,228
General Electric Co.	493,674	52,038
Hitachi Ltd.	895,100	49,509
Rheinmetall AG	116,300	11,376
		168,151
Machinery - 2.7%
Allison Transmission Holdings, Inc.	1,709,600	63,221
ITT, Inc.	189,400	18,120
Otis Worldwide Corp.	433,465	39,974
Stanley Black & Decker, Inc.	231,200	44,684
		165,999
Professional Services - 1.7%
CACI International, Inc. Class A (a)	72,200	18,594
Intertrust NV (a)(c)	1,708,800	26,512
Manpower, Inc.	227,500	27,623
Science Applications Internati	356,100	29,994
		102,723
TOTAL INDUSTRIALS		797,067
INFORMATION TECHNOLOGY - 12.1%
Communications Equipment - 2.4%
Cisco Systems, Inc.	2,520,400	148,754
IT Services - 7.1%
Amdocs Ltd.	1,832,059	141,124
Capgemini SA	204,800	45,982
Fidelity National Information Services, Inc.	560,600	71,628
Fiserv, Inc. (a)	398,000	46,880
Genpact Ltd.	597,300	30,988
IBM Corp.	406,100	56,992
Maximus, Inc.	398,000	34,662
		428,256
Software - 1.7%
Micro Focus International PLC	2,528,800	15,466
Open Text Corp.	868,700	47,654
SS&C Technologies Holdings, Inc.	519,500	39,305
		102,425
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co. Ltd.	794,350	52,573
TOTAL INFORMATION TECHNOLOGY		732,008
MATERIALS - 3.4%
Chemicals - 2.0%
CF Industries Holdings, Inc.	1,051,700	47,768
DuPont de Nemours, Inc.	404,499	29,941
LyondellBasell Industries NV Class A	448,000	44,957
		122,666
Metals & Mining - 1.4%
Newmont Corp.	1,409,300	81,725
TOTAL MATERIALS		204,391
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Corporate Office Properties Trust (SBI)	1,507,100	42,470
Douglas Emmett, Inc.	626,700	20,687
Highwoods Properties, Inc. (SBI)	1,124,100	51,360
Ryman Hospitality Properties, Inc. (a)	1,200	100
		114,617
UTILITIES - 7.2%
Electric Utilities - 5.6%
Duke Energy Corp.	779,800	81,614
Edison International	1,079,994	62,467
Entergy Corp.	430,200	47,584
Exelon Corp.	1,011,400	49,579
FirstEnergy Corp.	793,100	30,828
PPL Corp.	1,570,100	46,082
Southern Co.	312,500	20,541
		338,695
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp.	1,808,100	34,517
Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	2,424,200	60,823
TOTAL UTILITIES		434,035
TOTAL COMMON STOCKS (Cost $4,854,873)		5,911,976

Money Market Funds - 3.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (d)	130,025,384	130,051
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	52,276,890	52,282
TOTAL MONEY MARKET FUNDS (Cost $182,333)		182,333

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $5,037,206)	6,094,309
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(42,033)
NET ASSETS - 100.0%	6,052,276

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,512,000 or 0.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	136,161	458,511	464,620	56	(1)	-	130,051	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	23,069	597,373	568,160	194	-	-	52,282	0.2%
Total	159,230	1,055,884	1,032,780	250	(1)	-	182,333

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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